SUPPLEMENT DATED OCTOBER 4, 2011
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2011

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in SAI.

Effective immediately, the following replaces the “OFFICERS” portion of the Trustees and Officers table starting on page 30 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Marc Gordon MSSB 2000 Westchester Ave Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer and Treasurer	Since 2010	Executive Director and Chief Financial Officer, Investment Strategy and Client Solutions and Capital Markets Groups, MSSB (2009-present) and Morgan Stanley & Co. (2006-2009)
Paul F. Gallagher MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007
Executive Director, Counsel, MSSB (2011-present); Executive Director, and Associate General Counsel, MSSB (2009-2011); Director and Associate General Counsel, CGM (2006-2009); and Senior Vice President and General Counsel, ICMA Retirement Corporation (1998-2006)

Steven Hartstein MSSB 300 Plaza Two, 3rd Fl Jersey City NJ 07311 Birth Year: 1963	Chief Compliance Officer	Since 2006
Executive Director, MSSB (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); and Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006)

Alison LeMieux MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1976	Chief Operating Officer	Since 2010
Vice President, MSSB (2009-present); Director of MSSB Global Impact Funding Trust, MSSB (2010-present); Head of Business Coordination and Project Management for Consulting Group (MSSB 2009-2010 and CGM 2008-2009); and Regional Wholesaler, Supervisor and Sales Manager, Unit Investment Trusts, CGM (2000-2008)

Charles P. Graves, III MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011	Executive Director, Director of Third Party Programs, Consulting Group, MSSB (2011-present); and Director, Senior Portfolio Manager, Private Portfolio Group, MSSB (2009 - 2011) and CGM (2005-2009)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Halvard Kvaale MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1963	Investment Officer	Since 2009
Managing Director and Head of Portfolio Advisory Services (“PAS”), MSSB (2009-present); Managing Director and Head of Global Advisor Research, Morgan Stanley & Co. (2006-2009); and Head of Global Manager Research and Fee-based Advisory Solutions, Deutsche Bank (2000-2006)

Vincenzo Alomia MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Portfolio Construction, PAS, MSSB (2009-present); and Vice President and Senior Research Analyst, Morgan Stanley & Co. (2006-2009)
Jason B. Moore MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011	Executive Director, MSSB (2011-present); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, MSSB (2009-2010); and Director, CGM (1995- 2009)
Franco Piarulli MSSB 2000 Westchester Ave. Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, MSSB (2009-present); and Vice President, Senior Analyst, Morgan Stanley & Co. (2003- 2009)
Robert Seidel MSSB 650 S. Exeter St. Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	Vice President, MSSB (2009-present); First Vice President, CGM (2006-2009); and Vice President, Legg Mason, Inc. (1997-2006)
Jay T. Shearon MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Vice President, MSSB (2009-present); and Vice President, CGM (2005-2009)
Jeanine Larrea MSSB 485 Lexington Avenue 11th Floor New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and Deputy AML Compliance Officer, MSSB (2010-present); Vice President and Deputy AML Compliance Officer, MSSB (2009-2010); and Vice President, Morgan Stanley & Co. (2004-2009)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Sean Lutz MSSB Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, MSSB (2009-present); and Vice President, CGM (2006-2009)

Effective immediately, the following replaces the charts showing those parties with whom the Manager, on behalf of each Fund, has authorized ongoing arrangements that include the release of portfolio holding information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the below as recipients are service providers, fund rating agencies, consultants and analysts on page 46 of the SAI:

As of December 1, 2010, the Funds may release their portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
BBH (Administrator, Fund Custodian and Accounting Agent)	Daily	None
ISS (Proxy Voting Services)	As necessary	None
Bloomberg*	Daily	None
Lipper	Quarterly	25 days after Quarter End
Morningstar Inc.	Quarterly	25 days after Quarter End
Thomson Reuters Vestek	Daily	None
FactSet Research Systems Inc.	Daily	None
Zeno Consulting	Quarterly	1-3 business days after Quarter End
Fitch, Inc.	Monthly	6-8 business days after month end
Moody’s Corp.	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day
Investment Company Institute	Monthly	5 business day(s) after month end
 * Prior to October 4, 2011, Bloomberg received portfolio holdings information 25 days after each quarter end.

As of October 4, 2011, the Funds may release their portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
GTS Advisors	As Needed	None
Ernst & Young (Passive Foreign Investment Company analytics)	As Needed	None
FX Transparency, LLC	Quarterly	None

SAI_January 1, 2011_Supp_10_2011